FILE NOS. 333-119867

811-21624

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 34	[X]

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940

Amendment No. 39	[X]

(Check appropriate box or boxes.)

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

5701 Golden Hills Drive, Minneapolis, MN	55416

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code                (763) 765-7453

Erik T. Nelson, Chief Legal Officer

5701 Golden Hills Drive

Minneapolis, MN 55416-1297

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2017

It is proposed that this filing will become effective (check appropriate box)

[X]   immediately upon filing pursuant to paragraph (b)

[    ] on (date) pursuant to paragraph (b)

[    ] 60 days after filing pursuant to paragraph (a)(1)

[    ] on (date) pursuant to paragraph (a)(1)

[    ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[    ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[    ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This post-effective amendment relates solely to the series of the Registrant included in Exhibit 101 filed herewith. Information contained in the Registration Statement relating to other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 17th day of May, 2017.

ALLIANZ VARIABLE INSURANCE
PRODUCTS FUND OF FUNDS TRUST

By:	/s/ Brian Muench
Brian Muench, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Fund of Funds Trust has been signed below by the following persons in the capacities indicated on May 17, 2017.

Signature	Title

/s/ Peter R. Burnim*	Trustee
Peter R. Burnim

/s/ Peggy L. Ettestad*	Trustee
Peggy L. Ettestad

/s/ Roger Gelfenbien*	Trustee
Roger A. Gelfenbien

/s/ Dickson W. Lewis*	Trustee
Dickson W. Lewis

/s/ Claire R. Leonardi*	Trustee
Claire R. Leonardi

/s/ Arthur C. Reeds III*	Trustee
Arthur C. Reeds III

/s/ Bashir C. Asad	Treasurer (principal financial and accounting officer)
Bashir C. Asad

By:	/s/ Brian Muench
Brian Muench, President

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration Statement

EXHIBITS

TO

POST-EFFECTIVE AMENDMENT NO. 34

TO

FORM N-1A

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

INDEX TO EXHIBITS

Exhibit	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase